Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net

7. Property, Plant and Equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	2025	2024
Furniture and fixtures	$891,366	$886,239
Machineries	771,769	767,330
Motor vehicles	246,311	257,675
Leasehold improvements	184,740	183,678
Less: accumulated depreciation	(1,852,377)	(1,499,753)
Property, plant and equipment, net	$241,809	$595,169

Depreciation expenses of property, plant and equipment totaled US$356,025, US$448,986 and US$1,068,682 for the years ended March 31, 2025, 2024 and 2023, respectively and included in cost of revenue and general and administrative expenses.